Consolidated Statements of Cash Flows (Parenthetical) - Related Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in interest receivables	$ (4,247)	$ 5,360	$ 0
Change in interest payables	$ (772)	$ 1,340	$ 0